Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Trading Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Trading revenue [abstract]
Interest rates	$ 770	$ 893
Foreign exchange	638	571
Equities	610	713
Commodities	192	189
Other	(1,526)	7,556
Total trading-related revenue	684	9,922
Reported as:
Net interest income	900	1,672
Non-interest revenue – trading revenues	(216)	8,250
Total trading-related revenue	$ 684	$ 9,922